Subsequent Events	9 Months Ended
Apr. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE 6 - SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events from May 1, 2013 through June 21, 2013, the date of issuance of the financial statements and has determined that it does not have any material subsequent events to disclose other than the matters disclosed below.

As noted in note 3, subsequent to the end of the quarter the $60,000 advance on the convertible note which was advanced on April 30, 2013 was repaid in full within the 90 days specified in the agreement through which no interest would be due.

In February 2013, the Company entered into three-year endorsement agreements with two sports figures who have agreed to endorse the Company and its products for an aggregate of 1,027,500 restricted shares of the Company’s common stock plus an additional 607,500 contingent restricted shares based on certain performance criteria. The Company will record marketing expenses of about $15,000 in February 2013 in connection with these contracts.